Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
Note 23—Segment Information
In the fourth quarter of 2016, Dynegy changed its organizational structure to manage its assets, make financial decisions, and allocate resources based upon the market areas in which our plants operate. As of December 31, 2016, we modified our reportable segments from a fuel-based segment structure to the following market areas: (i) PJM, (ii) NY/NE, (iii) MISO, (iv) IPH and (v) CAISO. The Company has recast data from prior periods to reflect this change in reportable segments to conform to the current year presentation. PJM also includes our Dynegy Energy Services retail business in Ohio and Pennsylvania. The IPH segment includes Genco, and Illinois Power Resources Generating, LLC (“IPRG”), which also own, directly and indirectly, certain of our coal-fired power generation facilities, which are all in MISO. IPH also includes our Homefield Energy retail business in Illinois. Our consolidated financial results also reflect corporate-level expenses such as General and administrative expense, Interest expense and Income tax benefit (expense).
Reportable segment information, including intercompany transactions accounted for at prevailing market rates, for the years ended December 31, 2016, 2015 and 2014 is presented below:
Segment Data as of and for the Year Ended December 31, 2016
(amounts in millions)

	PJM	NY/NE	MISO	IPH	CAISO	Other and Eliminations	Total
Domestic:
Unaffiliated revenues	$2,147	$836	$410	$755	$142	$—	$4,290
Intercompany and affiliate revenues	55	1	(27)	(1)	—	—	28
Total revenues	$2,202	$837	$383	$754	$142	$—	$4,318

Depreciation expense	$(346)	$(215)	$(49)	$(32)	$(42)	$(5)	$(689)
Impairments	(65)	—	(645)	(148)	—	—	(858)
Gain on sale of assets, net	—	—	—	1	—	(2)	(1)
General and administrative expense	—	—	—	—	—	(161)	(161)
Acquisition and integration costs	—	—	—	8	—	(19)	(11)

Operating income (loss)	$414	$(29)	$(745)	$(87)	$(5)	$(188)	$(640)

Bankruptcy reorganization items	—	—	—	(96)	—	—	(96)
Earnings from unconsolidated investments	7	—	—	—	—	—	7
Interest expense	—	—	—	—	—	(625)	(625)
Other income and expense, net	9	1	—	15	12	28	65
Loss before income taxes							(1,289)
Income tax expense	—	—	—	—	—	45	45
Net loss							(1,244)
Less: Net loss attributable to noncontrolling interest							(4)
Net loss attributable to Dynegy Inc.							$(1,240)

Total assets—domestic	$4,939	$2,769	$352	$713	$485	$3,795	$13,053
Capital expenditures	$(160)	$(64)	$(12)	$(40)	$(7)	$(10)	$(293)
Segment Data as of and for the Year Ended December 31, 2015
(amounts in millions)

	PJM	NY/NE	MISO	IPH	CAISO	Other and Eliminations	Total
Domestic:
Unaffiliated revenues	$1,708	$705	$475	$804	$178	$—	$3,870
Intercompany revenues	8	(10)	7	(5)	—	—	—
Total revenues	$1,716	$695	$482	$799	$178	$—	$3,870

Depreciation expense	$(281)	$(186)	$(39)	$(29)	$(48)	$(4)	$(587)
Impairments	—	(25)	(74)	—	—	—	(99)
Gain on sale of assets, net	—	—	—	—	(1)	—	(1)
General and administrative expense	—	—	—	—	—	(128)	(128)
Acquisition and integration costs	—	—	—	—	—	(124)	(124)

Operating income (loss)	$423	$(56)	$(92)	$49	$(8)	$(252)	$64

Earnings from unconsolidated investments	1	—	—	—	—	—	1
Interest expense	—	—	—	—	—	(546)	(546)
Other income and expense, net	(2)	—	1	—	—	55	54
Loss before income taxes							(427)
Income tax benefit	—	—	—	—	—	474	474
Net income							47
Less: Net loss attributable to noncontrolling interest							(3)
Net income attributable to Dynegy Inc.							$50

Total assets—domestic	$5,474	$2,970	$1,098	$897	$534	$486	$11,459
Investment in unconsolidated affiliate	$190	$—	$—	$—	$—	$—	$190
Capital expenditures	$(106)	$(52)	$(56)	$(63)	$(11)	$(13)	$(301)
Segment Data as of and for the Year Ended December 31, 2014
(amounts in millions)

	PJM	NY/NE	MISO	IPH	CAISO	Other and Eliminations	Total
Domestic:
Unaffiliated revenues	$340	$466	$584	$850	$257	$—	$2,497
Intercompany revenues	(9)	(9)	21	(4)	1	—	—
Total revenues	$331	$457	$605	$846	$258	$—	$2,497

Depreciation expense	$(84)	$(26)	$(51)	$(37)	$(44)	$(5)	$(247)
Gain on sale of assets, net	—	—	—	—	1	17	18
General and administrative expense	—	—	—	—	—	(114)	(114)
Acquisition and integration costs	—	—	—	(16)	—	(19)	(35)

Operating income (loss)	$(1)	$79	$52	$(2)	$(27)	$(120)	$(19)

Bankruptcy reorganization items	—	—	—	—	—	3	3
Earnings from unconsolidated investments	—	—	—	—	—	10	10
Interest expense	—	—	—	—	—	(223)	(223)
Other income and expense, net	—	—	—	—	—	(39)	(39)
Loss from continuing operations before income taxes							(268)
Income tax benefit	—	—	—	—	—	1	1
Net loss							(267)
Less: Net income attributable to noncontrolling interest							6
Net loss attributable to Dynegy Inc.							$(273)

Total assets—domestic	$1,055	$363	$1,166	$1,039	$584	$6,947	$11,154
Capital expenditures	$(12)	$(7)	$(39)	$(45)	$(18)	$(4)	$(125)

Significant Customers
Our total revenues for customers who individually accounted for more than 10 percent of our consolidated revenues, and the segments impacted, for the years ended December 31, 2016, 2015 and 2014 are presented below:

(amounts in millions)	Revenues
Customers	2016	2015	2014	Segment(s)
PJM	$1,366	$1,088	N/A	PJM, IPH
MISO	$688	$842	$836	MISO, IPH
ISO-NE	$437	N/A	N/A	NY/NE
NYISO	N/A	N/A	$342	NY/NE
Employee Concentrations
As of December 31, 2016, approximately 49% of our employees are covered by a collective bargaining agreement.